UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2019

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2019

Semiannual Report

to Shareholders

DWS High Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
24	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets
28	Financial Highlights

35	Notes to Financial Statements
49	Information About Your Fund’s Expenses
51	Advisory Agreement Board Considerations and Fee Evaluation
56	Account Management Resources
58	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS High Income Fund

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief Investment Officer (“CIO”) believes that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insights” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS High Income Fund	|	3

Performance Summary	March 31, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
Unadjusted for Sales Charge	2.58%	6.05%	3.85%	9.50%
Adjusted for the Maximum Sales Charge (max 4.50% load)	-2.04%	1.28%	2.90%	8.99%
ICE BofAML US High Yield Index†	2.39%	5.93%	4.70%	11.21%

Class T	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
Unadjusted for Sales Charge	2.33%	5.99%	3.76%	9.40%
Adjusted for the Maximum Sales Charge (max 2.50% load)	-0.22%	3.34%	3.24%	9.12%
ICE BofAML US High Yield Index†	2.39%	5.93%	4.70%	11.21%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
Unadjusted for Sales Charge	1.96%	5.23%	3.04%	8.63%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.97%	5.23%	3.04%	8.63%
ICE BofAML US High Yield Index†	2.39%	5.93%	4.70%	11.21%

Class R	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
No Sales Charges	2.17%	5.45%	3.47%	9.08%
ICE BofAML US High Yield Index†	2.39%	5.93%	4.70%	11.21%

Class R6		6-Month‡	1-Year	Life of Class*

Average Annual Total Returns as of 3/31/19
No Sales Charges		2.49%	6.10%	3.88%
ICE BofAML US High Yield Index†		2.39%	5.93%	4.55%

4	|	DWS High Income Fund

Class S	6-Month‡	1-Year	5-Year	Life of Class**

Average Annual Total Returns as of 3/31/19
No Sales Charges	2.43%	6.21%	4.01%	5.55%
ICE BofAML US High Yield Index†	2.39%	5.93%	4.70%	6.18%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
No Sales Charges	2.47%	6.07%	4.09%	9.75%
ICE BofAML US High Yield Index†	2.39%	5.93%	4.70%	11.21%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2019 are 0.95%, 0.97%, 1.70%, 1.40%, 0.70%, 0.79% and 0.72% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class R shares for the period prior to its inception on May 1, 2012 are derived from the historical performance of Class A shares of DWS High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of Class R. Any difference in expenses will affect performance.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Class A shares of DWS High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS High Income Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on August 25, 2014.

**	Class S shares commenced operations on May 1, 2012.

†	ICE BofAML US High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS High Income Fund

	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class

Net Asset Value
3/31/19	$4.66	$4.67	$4.67	$4.66	$4.67	$4.67	$4.67
9/30/18	$4.67	$4.67	$4.67	$4.66	$4.67	$4.67	$4.67

Distribution Information as of 3/31/19
Income Dividends, Six Months	$.13	$.13	$.11	$.12	$.13	$.13	$.13
March Income Dividend	$.0210	$.0209	$.0180	$.0195	$.0220	$.0216	$.0219
SEC 30-day Yield‡‡	4.48%	4.69%	3.86%	4.36%	4.98%	4.87%	4.94%
Current Annualized Distribution Rate‡‡	5.41%	5.38%	4.64%	5.03%	5.67%	5.56%	5.64%

‡‡

The SEC yield is net investment income per share earned over the month ended March 31, 2019, shown as the annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2019. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS High Income Fund	|	7

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2006.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Co-Head of US Credit – Head of US High Yield Bonds and Loans: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Thomas R. Bouchard, Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–

Joined DWS in 2006 with 6 years of industry experience. Prior to joining, served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS, University of Wisconsin – Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

Lonnie Fox, Director (Began managing the Fund on August 9, 2018)

Portfolio Manager of the Fund. Began managing the Fund in 2018.

–	Joined DWS in 2004 with one year of industry experience. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS in Applied Economics and Management, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/19	9/30/18
Corporate Bonds	89%	91%
Cash Equivalents	7%	5%
Loan Participations and Assignments	3%	3%
Convertible Bonds	1%	1%
Common Stocks	0%	0%
Warrants	0%	0%
Government & Agency Obligations	—	0%
	100%	100%

Asset allocation excludes derivatives.

8	|	DWS High Income Fund

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	3/31/19	9/30/18
Energy	22%	27%
Communication Services	21%	23%
Materials	15%	14%
Consumer Discretionary	11%	7%
Health Care	10%	9%
Industrials	8%	7%
Real Estate	3%	2%
Consumer Staples	3%	3%
Utilities	3%	4%
Information Technology	2%	3%
Financials	2%	1%
	100%	100%

Sector diversification excludes derivatives.

Quality (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	3/31/19	9/30/18
BBB	10%	8%
BB	61%	52%
B	26%	36%
CCC	2%	3%
Not Rated	1%	1%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 56 for contact information.

DWS High Income Fund	|	9

Investment Portfolio	as of March 31, 2019 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 88.7%
Communication Services 18.7%

Altice France SA:

144A, 7.375%, 5/1/2026	8,050,000	7,889,000

144A, 8.125%, 2/1/2027	2,926,000	2,958,917

Altice Luxembourg SA, 144A, 7.75%, 5/15/2022	7,326,000	7,326,000

Cablevision Systems Corp., 5.875%, 9/15/2022	4,700,000	4,911,500

CCO Holdings LLC:

144A, 5.0%, 2/1/2028	2,205,000	2,174,461

144A, 5.125%, 5/1/2027	1,665,000	1,675,406

5.25%, 9/30/2022	6,700,000	6,825,625

144A, 5.5%, 5/1/2026	6,245,000	6,447,962

144A, 5.875%, 4/1/2024	2,375,000	2,482,136

144A, 5.875%, 5/1/2027	2,240,000	2,324,672

CenturyLink, Inc.:

Series W, 6.75%, 12/1/2023 (b)	705,000	735,844

Series Y, 7.5%, 4/1/2024 (b)	990,000	1,046,925

Clear Channel Worldwide Holdings, Inc.:

Series A, 6.5%, 11/15/2022	2,270,000	2,323,913

144A, 9.25%, 2/15/2024	195,000	206,700

CommScope Finance LLC:

144A, 5.5%, 3/1/2024	3,355,000	3,431,460

144A, 8.25%, 3/1/2027	435,000	451,313

CSC Holdings LLC:

144A, 5.125%, 12/15/2021	4,700,000	4,705,875

144A, 5.5%, 4/15/2027	5,380,000	5,493,787

144A, 6.5%, 2/1/2029	2,845,000	3,029,925

144A, 7.5%, 4/1/2028	1,800,000	1,928,790

144A, 10.875%, 10/15/2025	2,353,000	2,716,539

DISH DBS Corp.:

5.875%, 7/15/2022	2,500,000	2,419,500

5.875%, 11/15/2024	4,389,000	3,686,760

7.75%, 7/1/2026	900,000	783,000

Frontier Communications Corp.:

7.125%, 1/15/2023	3,505,000	2,120,525

144A, 8.0%, 4/1/2027	3,435,000	3,546,637

10.5%, 9/15/2022	750,000	571,875

11.0%, 9/15/2025	1,185,000	779,878

Intelsat Jackson Holdings SA, 144A, 9.75%, 7/15/2025	6,235,000	6,330,395

Lamar Media Corp., 144A, 5.75%, 2/1/2026	1,265,000	1,321,925

Level 3 Financing, Inc., 5.375%, 8/15/2022	5,500,000	5,527,500

The accompanying notes are an integral part of the financial statements.

10	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)

Netflix, Inc.:

4.375%, 11/15/2026 (b)		2,400,000	2,355,000

144A, 4.625%, 5/15/2029	EUR	1,530,000	1,831,358

REG S, 4.625%, 5/15/2029	EUR	1,000,000	1,196,966

5.875%, 2/15/2025		685,000	740,245

144A, 5.875%, 11/15/2028		1,035,000	1,093,219

Qwest Capital Funding, Inc., 7.75%, 2/15/2031		1,400,000	1,263,500

SoftBank Group Corp., REG S, 5.0%, 4/15/2028	EUR	2,000,000	2,397,180

Sprint Capital Corp.:

6.875%, 11/15/2028		2,950,000	2,835,687

8.75%, 3/15/2032		1,575,000	1,661,783

Sprint Corp.:

7.125%, 6/15/2024		7,720,000	7,835,800

7.625%, 3/1/2026		2,445,000	2,478,008

T-Mobile U.S.A., Inc.:

4.75%, 2/1/2028		530,000	525,363

6.5%, 1/15/2026		120,000	128,100

Telecom Italia SpA, 144A, 5.303%, 5/30/2024		2,100,000	2,110,500

Telesat Canada, 144A, 8.875%, 11/15/2024		3,645,000	3,927,487

Unitymedia Hessen GmbH & Co., KG, 144A, 5.0%, 1/15/2025		3,000,000	3,060,000

UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,600,000	1,624,000

ViaSat, Inc.:

144A, 5.625%, 9/15/2025		755,000	722,913

144A, 5.625%, 4/15/2027		1,735,000	1,765,553

Virgin Media Secured Finance PLC:

144A, 5.25%, 1/15/2026		3,725,000	3,748,281

144A, 5.5%, 8/15/2026		2,310,000	2,350,425

Zayo Group LLC, 144A, 5.75%, 1/15/2027		5,200,000	5,188,560

Ziggo Bond Co. BV, 144A, 5.875%, 1/15/2025		1,475,000	1,456,563

			150,471,236

Consumer Discretionary 9.5%

Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	1,400,000	1,181,638

Ally Financial, Inc.:

4.125%, 2/13/2022		3,000,000	3,026,250

5.75%, 11/20/2025 (b)		5,250,000	5,591,827

American Axle & Manufacturing, Inc.:

6.25%, 4/1/2025 (b)		2,290,000	2,229,887

6.25%, 3/15/2026		935,000	902,275

Asbury Automotive Group, Inc., 6.0%, 12/15/2024		3,177,000	3,267,386

Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		1,635,000	1,487,850

Boyd Gaming Corp.:

6.0%, 8/15/2026		2,325,000	2,383,125

6.875%, 5/15/2023		1,295,000	1,345,181

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	11

	Principal Amount ($)(a)		Value ($)

Caesars Resort Collection LLC, 144A, 5.25%, 10/15/2025		415,000	399,695

Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		650,000	676,000

Dana Financing Luxembourg Sarl:

144A, 5.75%, 4/15/2025		2,150,000	2,150,000

144A, 6.5%, 6/1/2026		2,090,000	2,131,800

Dana, Inc., 5.5%, 12/15/2024		862,000	857,690

Eldorado Resorts, Inc., 6.0%, 9/15/2026		2,468,000	2,505,020

Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023		7,017,000	7,236,281

Group 1 Automotive, Inc., 5.0%, 6/1/2022		1,225,000	1,228,062

HD Supply, Inc., 144A, 5.375%, 10/15/2026		2,715,000	2,769,300

Lennar Corp.:

4.75%, 11/15/2022		3,000,000	3,081,900

4.75%, 11/29/2027		1,700,000	1,700,795

5.0%, 6/15/2027		685,000	686,713

Meritor, Inc., 6.25%, 2/15/2024 (b)		850,000	873,375

Merlin Entertainments PLC, 144A, 5.75%, 6/15/2026		1,820,000	1,876,875

MGM Resorts International:

5.5%, 4/15/2027 (d)		4,245,000	4,290,103

5.75%, 6/15/2025		2,811,000	2,909,385

NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		1,247,000	1,261,029

Panther BF Aggregator 2 LP:

144A, 6.25%, 5/15/2026 (d)		805,000	821,100

144A, 8.5%, 5/15/2027 (d)		1,125,000	1,127,813

Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027 (b)		1,110,000	1,079,475

Penske Automotive Group, Inc., 5.5%, 5/15/2026 (b)		2,160,000	2,127,600

PulteGroup, Inc., 5.5%, 3/1/2026		1,200,000	1,236,000

Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		715,000	715,000

Sonic Automotive, Inc., 6.125%, 3/15/2027		555,000	503,663

Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		2,915,000	3,038,887

Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,219,050

Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,798,000	1,681,130

TRI Pointe Group, Inc., 5.25%, 6/1/2027		825,000	759,000

Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		2,910,000	2,831,430

William Carter Co., 144A, 5.625%, 3/15/2027		180,000	186,075

WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		995,000	1,012,413

			76,388,078

Consumer Staples 2.8%

Aramark International Finance Sarl, REG S, 3.125%, 4/1/2025	EUR	660,000	771,887

Aramark Services, Inc., 5.125%, 1/15/2024		2,000,000	2,052,500

Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		3,400,000	3,429,750

Darling Ingredients, Inc., 144A, 5.25%, 4/15/2027 (d)		445,000	450,841

FAGE International SA, 144A, 5.625%, 8/15/2026		1,790,000	1,418,575

JBS U.S.A. LUX SA:

144A, 5.75%, 6/15/2025		5,210,000	5,340,250

144A, 6.75%, 2/15/2028		3,607,000	3,733,245

The accompanying notes are an integral part of the financial statements.

12	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)

Pilgrim’s Pride Corp.:

144A, 5.75%, 3/15/2025	700,000	707,000

144A, 5.875%, 9/30/2027	2,150,000	2,166,125

Simmons Foods, Inc., 144A, 5.75%, 11/1/2024	2,365,000	2,075,287

		22,145,460

Energy 20.0%

Antero Midstream Partners LP:

5.375%, 9/15/2024	1,685,000	1,698,143

144A, 5.75%, 3/1/2027	2,235,000	2,268,525

Antero Resources Corp.:

5.125%, 12/1/2022	1,000,000	1,005,300

5.375%, 11/1/2021	6,205,000	6,228,269

5.625%, 6/1/2023	3,380,000	3,426,475

Archrock Partners LP, 144A, 6.875%, 4/1/2027	1,535,000	1,565,240

Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	5,920,000	6,008,800

Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025	1,355,000	1,395,650

Cheniere Corpus Christi Holdings LLC:

5.125%, 6/30/2027	5,040,000	5,285,700

5.875%, 3/31/2025	2,200,000	2,392,500

7.0%, 6/30/2024	5,525,000	6,236,620

Cheniere Energy Partners LP, 144A, 5.625%, 10/1/2026	2,305,000	2,362,625

Chesapeake Energy Corp.:

7.5%, 10/1/2026	1,960,000	1,925,308

8.0%, 1/15/2025 (b)	2,255,000	2,300,100

8.0%, 6/15/2027 (b)	2,440,000	2,403,400

CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026	1,565,000	1,514,138

Crestwood Midstream Partners LP:

5.75%, 4/1/2025	1,585,000	1,624,625

6.25%, 4/1/2023	3,435,000	3,520,875

DCP Midstream Operating LP:

3.875%, 3/15/2023	3,400,000	3,383,000

5.375%, 7/15/2025	5,668,000	5,908,890

Diamondback Energy, Inc.:

144A, 4.75%, 11/1/2024	3,345,000	3,419,593

4.75%, 11/1/2024	1,650,000	1,686,795

Endeavor Energy Resources LP:

144A, 5.5%, 1/30/2026	2,340,000	2,398,500

144A, 5.75%, 1/30/2028	540,000	565,650

Energy Transfer LP, 5.5%, 6/1/2027	1,740,000	1,885,173

Genesis Energy LP:

6.25%, 5/15/2026	3,235,000	3,057,075

6.5%, 10/1/2025	4,100,000	3,987,250

Gulfport Energy Corp., 6.0%, 10/15/2024	875,000	794,185

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	13

	Principal Amount ($)(a)	Value ($)

Hilcorp Energy I LP:

144A, 5.0%, 12/1/2024	2,605,000	2,534,144

144A, 5.75%, 10/1/2025	2,030,000	1,994,475

144A, 6.25%, 11/1/2028	1,485,000	1,488,713

Holly Energy Partners LP, 144A, 6.0%, 8/1/2024	2,995,000	3,090,840

Jagged Peak Energy LLC, 5.875%, 5/1/2026	1,089,000	1,079,798

Laredo Petroleum, Inc.:

5.625%, 1/15/2022 (b)	1,000,000	913,750

6.25%, 3/15/2023 (b)	815,000	727,388

Matador Resources Co., 5.875%, 9/15/2026	1,881,000	1,876,297

MEG Energy Corp., 144A, 6.375%, 1/30/2023	1,200,000	1,110,000

Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027	855,000	884,925

Nabors Industries, Inc.:

5.5%, 1/15/2023 (b)	670,000	639,515

5.75%, 2/1/2025	1,205,000	1,079,957

NuStar Logistics LP, 5.625%, 4/28/2027	3,118,000	3,114,102

Oasis Petroleum, Inc.:

6.875%, 3/15/2022 (b)	1,894,000	1,912,940

6.875%, 1/15/2023	1,255,000	1,255,000

Parsley Energy LLC:

144A, 5.25%, 8/15/2025	745,000	733,825

144A, 5.375%, 1/15/2025	1,190,000	1,187,025

144A, 5.625%, 10/15/2027	1,705,000	1,696,475

Peabody Energy Corp., 144A, 6.0%, 3/31/2022	4,100,000	4,130,750

Precision Drilling Corp., 144A, 7.125%, 1/15/2026	1,680,000	1,665,825

Range Resources Corp.:

5.0%, 8/15/2022	4,330,000	4,286,700

5.875%, 7/1/2022	1,700,000	1,717,000

Resolute Energy Corp., 8.5%, 5/1/2020	576,000	576,000

Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	2,050,000	1,947,500

Southwestern Energy Co.:

6.2%, 1/23/2025	934,000	917,655

7.75%, 10/1/2027 (b)	4,805,000	4,907,106

Sunoco LP:

5.5%, 2/15/2026	1,945,000	1,925,550

5.875%, 3/15/2028	550,000	545,875

144A, 6.0%, 4/15/2027	738,000	741,469

Targa Resources Partners LP:

4.25%, 11/15/2023	4,700,000	4,682,375

5.0%, 1/15/2028	4,240,000	4,181,700

5.375%, 2/1/2027	3,600,000	3,681,000

144A, 5.875%, 4/15/2026	1,682,000	1,777,874

144A, 6.5%, 7/15/2027	245,000	264,294

Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	1,405,000	1,461,200

Transocean, Inc., 144A, 9.0%, 7/15/2023	1,600,000	1,706,000

The accompanying notes are an integral part of the financial statements.

14	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)

USA Compression Partners LP, 6.875%, 4/1/2026	2,037,000	2,090,471

Weatherford International Ltd.:

4.5%, 4/15/2022 (b)	1,540,000	1,078,000

8.25%, 6/15/2023	1,000,000	707,500

Whiting Petroleum Corp., 5.75%, 3/15/2021	4,149,000	4,196,713

WPX Energy, Inc.:

5.25%, 9/15/2024	2,015,000	2,035,150

6.0%, 1/15/2022	590,000	612,125

8.25%, 8/1/2023	1,495,000	1,681,875

		161,085,280

Financials 1.4%

CIT Group, Inc.:

4.75%, 2/16/2024	2,940,000	3,050,250

4.125%, 3/9/2021	230,000	232,875

CNO Financial Group, Inc., 5.25%, 5/30/2025	1,600,000	1,656,000

Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021	855,000	871,673

Lions Gate Capital Holdings LLC, 144A, 6.375%, 2/1/2024	1,320,000	1,382,700

Navient Corp., 6.5%, 6/15/2022	1,600,000	1,667,500

Springleaf Finance Corp., 6.125%, 3/15/2024	1,640,000	1,676,867

Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025	935,000	942,012

		11,479,877

Health Care 9.3%

Avantor, Inc., 144A, 6.0%, 10/1/2024	1,000,000	1,037,500

Bausch Health Americas, Inc.:

144A, 8.5%, 1/31/2027	5,095,000	5,400,700

144A, 9.25%, 4/1/2026	1,280,000	1,400,704

Bausch Health Companies, Inc.:

144A, 5.75%, 8/15/2027	1,610,000	1,650,733

144A, 5.875%, 5/15/2023	2,040,000	2,065,500

144A, 6.125%, 4/15/2025	2,385,000	2,361,150

144A, 6.5%, 3/15/2022	3,590,000	3,715,650

144A, 7.0%, 3/15/2024	3,335,000	3,528,430

Centene Corp., 144A, 5.375%, 6/1/2026	1,375,000	1,435,156

Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026	320,000	332,000

DaVita, Inc.:

5.0%, 5/1/2025	1,500,000	1,437,375

5.125%, 7/15/2024	1,500,000	1,481,250

HCA, Inc.:

5.25%, 6/15/2026	3,185,000	3,412,627

5.375%, 9/1/2026	2,400,000	2,529,000

5.625%, 9/1/2028	6,725,000	7,111,687

5.875%, 2/15/2026	4,470,000	4,827,600

5.875%, 2/1/2029	2,435,000	2,623,591

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	15

	Principal Amount ($)(a)	Value ($)

MEDNAX, Inc., 144A, 6.25%, 1/15/2027	2,320,000	2,343,200

Tenet Healthcare Corp.:

4.5%, 4/1/2021	1,400,000	1,421,000

5.125%, 5/1/2025	3,370,000	3,387,019

144A, 6.25%, 2/1/2027	1,710,000	1,775,066

6.75%, 6/15/2023	675,000	695,250

7.0%, 8/1/2025	200,000	202,188

Teva Pharmaceutical Finance Netherlands III BV:

2.2%, 7/21/2021	10,000,000	9,533,737

6.0%, 4/15/2024	4,000,000	4,013,336

6.75%, 3/1/2028	1,620,000	1,633,143

WellCare Health Plans, Inc., 144A, 5.375%, 8/15/2026	3,060,000	3,201,525

		74,556,117

Industrials 6.9%

Bombardier, Inc.:

144A, 5.75%, 3/15/2022	1,450,000	1,484,438

144A, 6.0%, 10/15/2022	2,063,000	2,081,051

144A, 7.875%, 4/15/2027	2,368,000	2,442,710

BWX Technologies, Inc., 144A, 5.375%, 7/15/2026	440,000	446,600

Colfax Corp.:

144A, 6.0%, 2/15/2024	340,000	354,025

144A, 6.375%, 2/15/2026	1,450,000	1,543,337

Covanta Holding Corp.:

5.875%, 3/1/2024	1,940,000	1,988,500

5.875%, 7/1/2025	1,120,000	1,139,600

DAE Funding LLC:

144A, 4.5%, 8/1/2022	134,000	135,005

144A, 5.0%, 8/1/2024	346,000	350,325

144A, 5.75%, 11/15/2023	1,600,000	1,644,000

Energizer Gamma Acquisition, Inc.:

144A, 6.375%, 7/15/2026 (b)	1,695,000	1,737,375

144A, 7.75%, 1/15/2027	400,000	426,000

Itron, Inc., 144A, 5.0%, 1/15/2026	2,000,000	1,967,500

Masonite International Corp., 144A, 5.625%, 3/15/2023	1,500,000	1,533,750

Moog, Inc., 144A, 5.25%, 12/1/2022	1,565,000	1,588,475

Novelis Corp.:

144A, 5.875%, 9/30/2026	2,625,000	2,615,156

144A, 6.25%, 8/15/2024	3,450,000	3,527,625

Park Aerospace Holdings Ltd.:

144A, 4.5%, 3/15/2023	3,280,000	3,263,600

144A, 5.25%, 8/15/2022	4,673,000	4,789,358

144A, 5.5%, 2/15/2024	3,265,000	3,389,560

Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023	39,000	40,950

Summit Materials LLC, 6.125%, 7/15/2023	2,480,000	2,531,708

The accompanying notes are an integral part of the financial statements.

16	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)

Tennant Co., 5.625%, 5/1/2025		360,000	362,700

TransDigm, Inc.:

6.0%, 7/15/2022		1,600,000	1,626,000

144A, 6.25%, 3/15/2026		2,445,000	2,546,467

United Rentals North America, Inc.:

5.75%, 11/15/2024		7,800,000	8,014,500

6.5%, 12/15/2026		1,800,000	1,894,500

			55,464,815

Information Technology 1.8%

Cardtronics, Inc., 144A, 5.5%, 5/1/2025		1,200,000	1,173,000

Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		2,735,000	2,700,812

Dell International LLC, 144A, 5.875%, 6/15/2021		1,455,000	1,482,275

Fair Isaac Corp., 144A, 5.25%, 5/15/2026		1,880,000	1,936,400

First Data Corp., 144A, 5.375%, 8/15/2023		2,500,000	2,553,125

Refinitiv U.S. Holdings, Inc., 144A, 8.25%, 11/15/2026		1,295,000	1,270,719

SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		1,225,000	1,237,250

TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		2,120,000	2,037,850

			14,391,431

Materials 12.4%

AK Steel Corp.:

6.375%, 10/15/2025 (b)		1,431,000	1,187,730

7.0%, 3/15/2027 (b)		875,000	733,075

7.5%, 7/15/2023		4,600,000	4,716,380

Ardagh Packaging Finance PLC, 144A, 6.0%, 2/15/2025		2,118,000	2,118,000

Axalta Coating Systems Dutch Holding B BV, REG S, 3.75%, 1/15/2025	EUR	700,000	814,671

Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		2,615,000	2,618,269

Berry Global, Inc., 5.5%, 5/15/2022		3,820,000	3,877,300

BWAY Holding Co., 144A, 5.5%, 4/15/2024		4,345,000	4,313,716

Cascades, Inc., 144A, 5.5%, 7/15/2022		315,000	316,575

CF Industries, Inc.:

3.45%, 6/1/2023		2,860,000	2,774,200

5.15%, 3/15/2034		690,000	655,500

Chemours Co.:

4.0%, 5/15/2026	EUR	1,500,000	1,701,908

5.375%, 5/15/2027		1,480,000	1,470,276

6.625%, 5/15/2023		1,035,000	1,070,024

7.0%, 5/15/2025		725,000	763,063

Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		1,375,000	1,278,750

Constellium NV:

144A, 4.625%, 5/15/2021	EUR	2,500,000	2,823,445

144A, 5.75%, 5/15/2024		1,325,000	1,321,688

144A, 5.875%, 2/15/2026		3,936,000	3,864,660

144A, 6.625%, 3/1/2025 (b)		6,000,000	6,120,000

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	17

	Principal Amount ($)(a)		Value ($)

Element Solutions, Inc., 144A, 5.875%, 12/1/2025		1,360,000	1,364,896

First Quantum Minerals Ltd.:

144A, 6.5%, 3/1/2024		1,798,000	1,683,378

144A, 6.875%, 3/1/2026		1,260,000	1,168,650

Flex Acquisition Co., Inc, 144A, 7.875%, 7/15/2026		2,395,000	2,311,175

Freeport-McMoRan, Inc.:

3.55%, 3/1/2022		6,434,000	6,361,618

3.875%, 3/15/2023		1,500,000	1,478,415

4.0%, 11/14/2021		3,000,000	3,015,000

5.4%, 11/14/2034		941,000	856,310

5.45%, 3/15/2043		235,000	205,627

Hexion, Inc.:

6.625%, 4/15/2020		2,010,000	1,693,425

144A, 10.375%, 2/1/2022		560,000	469,000

Hudbay Minerals, Inc.:

144A, 7.25%, 1/15/2023		1,225,000	1,267,875

144A, 7.625%, 1/15/2025		1,475,000	1,513,719

Kaiser Aluminum Corp., 5.875%, 5/15/2024		2,110,000	2,168,025

Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	1,065,506

Mercer International, Inc.:

5.5%, 1/15/2026		425,000	416,500

6.5%, 2/1/2024		1,390,000	1,421,275

NOVA Chemicals Corp.:

144A, 4.875%, 6/1/2024		2,460,000	2,416,950

144A, 5.25%, 6/1/2027		1,685,000	1,653,406

Reynolds Group Issuer, Inc.:

144A, 5.125%, 7/15/2023		3,925,000	3,988,781

144A, 7.0%, 7/15/2024		465,000	479,008

Steel Dynamics, Inc., 5.25%, 4/15/2023		1,500,000	1,524,375

Teck Resources Ltd.:

6.125%, 10/1/2035		3,200,000	3,404,062

6.25%, 7/15/2041		3,500,000	3,725,439

Tronox Finance PLC, 144A, 5.75%, 10/1/2025		1,892,000	1,750,100

Tronox, Inc., 144A, 6.5%, 4/15/2026 (b)		1,746,000	1,666,382

United States Steel Corp.:

6.25%, 3/15/2026		917,000	855,103

6.875%, 8/15/2025		4,035,000	3,924,038

WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021		840,000	867,468

			99,254,736

Real Estate 3.1%

CyrusOne LP:

(REIT), 5.0%, 3/15/2024		4,000,000	4,085,000

(REIT), 5.375%, 3/15/2027		4,000,000	4,138,800

The accompanying notes are an integral part of the financial statements.

18	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)

Iron Mountain, Inc.:

144A, (REIT), 5.25%, 3/15/2028	780,000	753,675

(REIT), 5.75%, 8/15/2024	3,135,000	3,166,350

(REIT), 6.0%, 8/15/2023	4,000,000	4,105,000

MGM Growth Properties Operating Partnership LP, 144A, (REIT), 5.75%, 2/1/2027	2,800,000	2,898,000

MPT Operating Partnership LP, (REIT), 6.375%, 3/1/2024	2,365,000	2,474,381

SBA Communications Corp., (REIT), 4.0%, 10/1/2022	3,485,000	3,497,546

		25,118,752

Utilities 2.8%

AES Corp., 4.875%, 5/15/2023	2,391,000	2,423,876

AmeriGas Partners LP:

5.5%, 5/20/2025	2,970,000	2,958,862

5.75%, 5/20/2027	1,445,000	1,426,938

Calpine Corp.:

144A, 5.25%, 6/1/2026	1,360,000	1,353,200

5.75%, 1/15/2025	1,100,000	1,094,500

NRG Energy, Inc., 5.75%, 1/15/2028	3,000,000	3,180,000

Vistra Energy Corp.:

5.875%, 6/1/2023	998,000	1,020,455

7.625%, 11/1/2024	3,607,000	3,814,475

Vistra Operations Co. LLC:

144A, 5.5%, 9/1/2026	2,415,000	2,511,600

144A, 5.625%, 2/15/2027	2,755,000	2,865,200

		22,649,106
Total Corporate Bonds (Cost $703,958,814)		713,004,888

Loan Participations and Assignments 3.3%
Senior Loans**

AMC Entertainment Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.250%, 4.734%, 12/15/2022	1,595,876	1,597,273

CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.249%, 1/31/2025	5,470,798	5,375,086

CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.734%, 7/17/2025	3,464,735	3,371,933

First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.486%, 7/8/2022	4,129,388	4,123,834

JBS USA Lux S.A., Term Loan B, 1-month USD LIBOR + 2.500%, 10/30/2022 (c)	2,500,000	2,486,725

Mediacom Illinois LLC, Term Loan N, 1-week USD LIBOR + 1.750%, 4.16%, 2/15/2024	3,183,920	3,149,103

SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.500%, 4/11/2025	3,191,960	3,129,397

TransDigm, Inc., Term Loan F, 1-month USD LIBOR + 2.500%, 4.999%, 6/9/2023	1,989,950	1,947,663

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	19

	Principal Amount ($)(a)	Value ($)

Unitymedia Finance LLC, Term Loan D, 1-month USD LIBOR + 2.250%, 4.734%, 1/15/2026	1,179,901	1,169,170

Total Loan Participations and Assignments (Cost $26,302,431)		26,350,184

Convertible Bonds 1.2%
Communication Services 0.0%
DISH Network Corp., 2.375%, 3/15/2024	450,000	371,192

Materials 1.2%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.615%** PIK, 10/18/2025 (e)	9,275,137	9,966,135

Total Convertible Bonds (Cost $9,768,289)		10,337,327

	Shares	Value ($)
Common Stocks 0.2%
Industrials 0.0%
Quad Graphics, Inc.	1,950	23,205

Materials 0.2%

GEO Specialty Chemicals, Inc.* (e)	5,207,801	1,432,145

GEO Specialty Chemicals, Inc. 144A* (e)	12,448	3,423

		1,435,568
Total Common Stocks (Cost $2,826,351)		1,458,773

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $1,482,531)	6,700	281,744

Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.36% (f) (g) (Cost $33,195,522)	33,195,522	33,195,522

Cash Equivalents 7.0%
DWS Central Cash Management Government Fund, 2.47% (f) (Cost $56,375,366)	56,375,366	56,375,366

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $833,909,304)	104.4	841,003,804
Other Assets and Liabilities, Net	(4.4)	(35,564,067)

Net Assets	100.0	805,439,737

The accompanying notes are an integral part of the financial statements.

20	|	DWS High Income Fund

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 9/30/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.36% (f) (g)
68,111,774	—	34,916,252 (h)	—	—	140,337	—	33,195,522	33,195,522
Cash Equivalents 7.0%
DWS Central Cash Management Government Fund, 2.47% (f)
38,285,871	183,542,949	165,453,454	—	—	741,904	—	56,375,366	56,375,366
106,397,645	183,542,949	200,369,706	—	—	882,241	—	89,570,888	89,570,888

*	Non-income producing security.

**

Variable or floating rate security. These securities are shown at their current rate as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $32,015,265, which is 4.0% of net assets.

(c)	All or a portion of the security represents unsettled loan commitments at March 31, 2019 where the rate will be determined at the time of settlement.

(d)	When-issued or delayed delivery securities included.

(e)	Investment was valued using significant unobservable inputs.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	12,390,137	USD	14,062,017	4/30/2019	128,066	BNP Paribas SA

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	21

Currency Abbreviations
EUR Euro
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$713,004,888	$—	$713,004,888
Loan Participations and Assignments	—	26,350,184	—	26,350,184
Convertible Bonds	—	371,192	9,966,135	10,337,327
Common Stocks	23,205	—	1,435,568	1,458,773
Warrants	—	—	281,744	281,744
Short-Term Investments (i)	89,570,888	—	—	89,570,888
Derivatives (j)
Forward Foreign Currency Contracts	—	128,066	—	128,066
Total	$89,594,093	$739,854,330	$11,683,447	$841,131,870

(i)	See Investment Portfolio for additional detailed categorizations.

(j)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of September 30, 2018	$9,606,558	$653,711	$278,560	$10,538,829
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(14,704)	410,506	3,184	398,986
Amortization premium/discount	2,348	—	—	2,348
Purchases/PIK	371,933	371,351	—	743,284
Sales	—	—	—	—

The accompanying notes are an integral part of the financial statements.

22	|	DWS High Income Fund

	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of March 31, 2019	$9,966,135	$1,435,568	$281,744	$11,683,447
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2019	$(14,704)	$410,506	$3,184	$398,986

Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 3/31/19	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Materials	$1,435,568	Market Approach	EV/EBITDA Multiple	6.45

			Discount for lack of marketability	8.5%

Warrants
Materials	$281,744	Black Scholes Option Pricing Model	Implied Volatility of Option	25.33%

			Discount for lack of marketability	20%

Convertible Bonds
Materials	$9,966,135	Option Pricing Model	Implied Volatility of Option	41%

			Discount Rate	18.93%

			EV/EBITDA Multiple	6.45

			Discount for lack of marketability	8.5%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s convertible bond investment include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability; implied volatility of option; and discount rate. A significant change in the EV to EBITDA ratio and implied volatility of option may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability and discount rate are unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s common stock investment include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black-Scholes model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement.

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	23

Statement of Assets and Liabilities

as of March 31, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $744,338,416) — including $32,015,265 of securities loaned	$751,432,916
Investment in DWS Government & Agency Securities Portfolio (cost $33,195,522)*	33,195,522
Investment in DWS Central Cash Management Government Fund (cost $56,375,366)	56,375,366
Cash	10,000
Foreign currency, at value (cost $9,905)	9,895
Receivable for investments sold	18,875
Receivable for Fund shares sold	243,712
Interest receivable	10,972,051
Unrealized appreciation on forward foreign currency contracts	128,066
Other assets	62,262
Total assets	852,448,665

Liabilities
Payable upon return of securities loaned	33,195,522
Payable for investments purchased	5,648,935
Payable for investments purchased — when-issued/delayed delivery securities	6,620,000
Payable for Fund shares redeemed	604,972
Accrued management fee	313,630
Accrued Trustees’ fees	11,399
Other accrued expenses and payables	614,470
Total liabilities	47,008,928
Net assets, at value	$805,439,737

Net Assets Consist of
Distributable earnings (loss)	(58,608,887)
Paid-in capital	864,048,624
Net assets, at value	$805,439,737

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

24	|	DWS High Income Fund

Statement of Assets and Liabilities as of March 31, 2019 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value and redemption price per share ($654,755,382 ÷ 140,406,473 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.66

Maximum offering price per share (100 ÷ 95.50 of $4.66)	$4.88
Class T

Net Asset Value and redemption price per share ($10,713 ÷ 2,295 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.67

Maximum offering price per share (100 ÷ 97.50 of $4.67)	$4.79
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($25,556,790 ÷ 5,477,243 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.67
Class R

Net Asset Value, offering and redemption price per share ($999,006 ÷ 214,431 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.66
Class R6

Net Asset Value, offering and redemption price per share ($94,232 ÷ 20,199 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.67
Class S

Net Asset Value, offering and redemption price per share ($23,617,544 ÷ 5,059,032 outstanding shares of beneficial interest, unlimited number of shares authorized)	$4.67
Institutional Class

Net Asset Value, offering and redemption price per share ($100,406,070 ÷ 21,498,396 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.67

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	25

Statement of Operations

for the six months ended March 31, 2019 (Unaudited)

Investment Income
Income:

Dividends	$1,170
Interest	22,692,513
Income distributions — DWS Central Cash Management Government Fund	741,904
Securities lending income, net of borrower rebates	140,337
Total income	23,575,924
Expenses:

Management fee	1,813,304
Administration fee	394,646
Services to shareholders	444,111
Distribution and service fees	896,452
Custodian fee	21,480
Professional fees	64,958
Reports to shareholders	15,400
Registration fees	42,930
Trustees’ fees and expenses	20,814
Other	62,400
Total expenses before expense reductions	3,776,495
Expense reductions	(5,871)
Total expenses after expense reductions	3,770,624
Net investment income	19,805,300

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	(4,709,553)
Forward foreign currency contracts	466,029
Foreign currency	10,847
Payments by affiliates (see Note H)	713
(4,231,964)
Change in net unrealized appreciation (depreciation) on:

Investments	5,367,749
Forward foreign currency contracts	26,581
Foreign currency	(2,309)
5,392,021
Net gain (loss)	1,160,057
Net increase (decrease) in net assets resulting from operations	$20,965,357

The accompanying notes are an integral part of the financial statements.

26	|	DWS High Income Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Operations:

Net investment income	$19,805,300	$44,507,015
Net realized gain (loss)	(4,231,964)	5,382,301
Change in net unrealized appreciation (depreciation)	5,392,021	(32,881,691)
Net increase (decrease) in net assets resulting from operations	20,965,357	17,007,625
Distributions to shareholders:

Class A	(18,055,720)	(37,138,257)
Class T	(283)	(527)
Class C	(636,497)	(2,567,326)
Class R	(25,107)	(49,365)
Class R6	(1,750)	(2,447)
Class S	(627,775)	(1,645,934)
Institutional Class	(2,443,987)	(4,447,679)
Total distributions	(21,791,119)	(45,851,535)
Fund share transactions:

Proceeds from shares sold	54,250,715	152,355,112
Reinvestment of distributions	19,710,737	41,219,169
Payments for shares redeemed	(91,767,976)	(296,460,624)
Net increase (decrease) in net assets from Fund share transactions	(17,806,524)	(102,886,343)
Increase (decrease) in net assets	(18,632,286)	(131,730,253)
Net assets at beginning of period	824,072,023	955,802,276

Net assets at end of period	$805,439,737	$824,072,023

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	27

Financial Highlights

	Six Months Ended 3/31/19		Years Ended September 30,
Class A	(Unaudited)		2018	2017		2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$4.67		$4.81	$4.70		$4.45		$4.91	$4.89
Income (loss) from investment operations:

Net investment income[a]	.11		.24	.24		.24		.25	.28
Net realized and unrealized gain (loss)	.01		(.13)	.13		.23		(.44)	.03
Total from investment operations	.12		.11	.37		.47		(.19)	.31
Less distributions from:
Net investment income	(.13)		(.25)	(.26)		(.22)		(.27)	(.29)
Redemption fees	—		—	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$4.66		$4.67	$4.81		$4.70		$4.45	$4.91
Total Return (%)[b]	2.58	**	2.31	7.81		11.02		(4.13)	6.42

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	655		692	763		816		873	1,081
Ratio of expenses (%)	.96	*	.95	.95		.94		.94	.92
Ratio of net investment income (%)	5.01	*	5.06	5.01		5.27		5.11	5.52
Portfolio turnover rate (%)	32	**	64	77		71		45	50

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

28	|	DWS High Income Fund

Class T	Six Months Ended 3/31/19 (Unaudited)		Year Ended 9/30/18	Period Ended 9/30/17[a]

Selected Per Share Data
Net asset value, beginning of period	$4.67		$4.82	$4.80
Income (loss) from investment operations:

Net investment income[b]	.11		.24	.07
Net realized and unrealized gain (loss)	.02		(.15)	.04
Total from investment operations	.13		.09	.11
Less distributions from:
Net investment income	(.13)		(.24)	(.09)
Net asset value, end of period	$4.67		$4.67	$4.82
Total Return (%)[c]	2.33	**	2.01	2.22	d**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11		10	10
Ratio of expenses before expense reductions (%)	.98	*	.97	1.09	*
Ratio of expenses after expense reductions (%)	.98	*	.97	1.05	*
Ratio of net investment income (%)	4.98	*	5.04	4.75	*
Portfolio turnover rate (%)	32	**	64	77	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	29

	Six Months Ended 3/31/19		Years Ended September 30,
Class C	(Unaudited)		2018	2017		2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$4.67		$4.82	$4.70		$4.46		$4.91	$4.90
Income (loss) from investment operations:

Net investment income[a]	.10		.20	.20		.20		.21	.24
Net realized and unrealized gain (loss)	.01		(.14)	.14		.23		(.43)	.02
Total from investment operations	.11		.06	.34		.43		(.22)	.26
Less distributions from:
Net investment income	(.11)		(.21)	(.22)		(.19)		(.23)	(.25)
Redemption fees	—		—	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$4.67		$4.67	$4.82		$4.70		$4.46	$4.91
Total Return (%)[b]	1.96	c**	1.31	7.20		9.90		(4.64)	5.38

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26		30	68		94		88	111
Ratio of expenses before expense reductions (%)	1.83	*	1.70	1.73		1.71		1.72	1.69
Ratio of expenses after expense reductions (%)	1.79	*	1.70	1.73		1.71		1.72	1.69
Ratio of net investment income (%)	4.19	*	4.30	4.24		4.51		4.33	4.75
Portfolio turnover rate (%)	32	**	64	77		71		45	50

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

30	|	DWS High Income Fund

	Six Months Ended 3/31/19		Years Ended September 30,
Class R	(Unaudited)		2018	2017		2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$4.66		$4.81	$4.69		$4.45		$4.90	$4.89
Income (loss) from investment operations:

Net investment income[a]	.11		.22	.22		.22		.23	.26
Net realized and unrealized gain (loss)	.01		(.14)	.14		.23		(.43)	.02
Total from investment operations	.12		.08	.36		.45		(.20)	.28
Less distributions from:
Net investment income	(.12)		(.23)	(.24)		(.21)		(.25)	(.27)
Redemption fees	—		—	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$4.66		$4.66	$4.81		$4.69		$4.45	$4.90
Total Return (%)	2.17	b**	1.73 [b]	7.65	[b]	10.39	[b]	(4.26)[b]	5.78

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	999		919	1,073		892		690	426
Ratio of expenses before expense reductions (%)	1.37	*	1.40	1.40		1.32		1.38	1.27
Ratio of expenses after expense reductions (%)	1.29	*	1.30	1.30		1.30		1.30	1.27
Ratio of net investment income (%)	4.68	*	4.71	4.65		4.90		4.74	5.18
Portfolio turnover rate (%)	32	**	64	77		71		45	50

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	31

	Six Months Ended 3/31/19		Years Ended September 30,						Period Ended
Class R6	(Unaudited)		2018	2017		2016		2015	9/30/14[a]

Selected Per Share Data
Net asset value, beginning of period	$4.67		$4.82	$4.70		$4.46		$4.91	$5.05
Income (loss) from investment operations:

Net investment income[b]	.12		.25	.25		.24		.25	.03
Net realized and unrealized gain (loss)	.01		(.14)	.14		.23		(.42)	(.14)
Total from investment operations	.13		.11	.39		.47		(.17)	(.11)
Less distributions from:
Net investment income	(.13)		(.26)	(.27)		(.23)		(.28)	(.03)
Redemption fees	—		—	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$4.67		$4.67	$4.82		$4.70		$4.46	$4.91
Total Return (%)	2.49	**	2.37	8.23		10.93	[c]	(3.67)[c]	(2.26	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	94		46	44		10		9	10
Ratio of expenses before expense reductions (%)	.68	*	.70	.69		.85		.85	.62	*
Ratio of expenses after expense reductions (%)	.68	*	.70	.69		.80		.80	.62	*
Ratio of net investment income (%)	5.30	*	5.31	5.27		5.40		5.24	5.92	*
Portfolio turnover rate (%)	32	**	64	77		71		45	50	[d]

[a]	For the period from August 25, 2014 (commencement of operations) to September 30, 2014.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2014.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

32	|	DWS High Income Fund

	Six Months Ended 3/31/19		Years Ended September 30,
Class S	(Unaudited)		2018	2017		2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$4.67		$4.82	$4.70		$4.46		$4.91	$4.89
Income (loss) from investment operations:

Net investment income[a]	.12		.25	.24		.24		.25	.29
Net realized and unrealized gain (loss)	.01		(.15)	.14		.23		(.42)	.03
Total from investment operations	.13		.10	.38		.47		(.17)	.32
Less distributions from:
Net investment income	(.13)		(.25)	(.26)		(.23)		(.28)	(.30)
Redemption fees	—		—	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$4.67		$4.67	$4.82		$4.70		$4.46	$4.91
Total Return (%)	2.43	**	2.26	8.22	[b]	10.71		(3.73)	6.52

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24		22	42		27		30	26
Ratio of expenses before expense reductions (%)	.79	*	.79	.80		.77		.77	.75
Ratio of expenses after expense reductions (%)	.79	*	.79	.80		.77		.77	.75
Ratio of net investment income (%)	5.18	*	5.20	5.14		5.44		5.25	5.68
Portfolio turnover rate (%)	32	**	64	77		71		45	50

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	33

	Six Months Ended 3/31/19		Years Ended September 30,
Institutional Class	(Unaudited)		2018	2017		2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$4.67		$4.82	$4.70		$4.46		$4.91	$4.90
Income (loss) from investment operations:

Net investment income[a]	.12		.25	.25		.25		.26	.29
Net realized and unrealized gain (loss)	.01	***	(.14)	.14		.22		(.43)	.02
Total from investment operations	.13		.11	.39		.47		(.17)	.31
Less distributions from:
Net investment income	(.13)		(.26)	(.27)		(.23)		(.28)	(.30)
Redemption fees	—		—	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$4.67		$4.67	$4.82		$4.70		$4.46	$4.91
Total Return (%)	2.47	**	2.34	8.28		10.78		(3.68)	6.46

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	100		80	82		71		72	88
Ratio of expenses (%)	.72	*	.72	.71		.71		.70	.69
Ratio of net investment income (%)	5.25	*	5.28	5.25		5.52		5.35	5.74
Portfolio turnover rate (%)	32	**	64	77		71		45	50

[a]	Based on average shares outstanding during the period.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

34	|	DWS High Income Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Fund (the “Fund”) is a diversified series of Deutsche DWS Income Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Effective October 1, 2018, Class T shares closed to new purchases, except in connection with the reinvestment of dividends or other distributions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards

DWS High Income Fund	|	35

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities and senior loans are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swaps contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board

36	|	DWS High Income Fund

and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG serves as security lending agent to the Fund. The lending agent lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the

DWS High Income Fund	|	37

next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2019, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of March 31, 2019, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of March 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2019, the Fund had securities on loan, all of which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities

38	|	DWS High Income Fund

due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2018, the Fund had a net tax basis capital loss carryforward of approximately $60,446,000, including $10,925,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2019; and approximately $49,521,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($5,316,000) and long-term losses ($44,205,000).

At September 30, 2018, the aggregate cost of investments for federal income tax purposes was $892,773,232. The net unrealized appreciation for all investments based on tax cost was $433,270. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $16,165,316 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $15,732,046.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2018, and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily

DWS High Income Fund	|	39

relate to premium amortization on debt securities, forward currency contracts, swap contracts, certain securities sold at a loss and expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2019, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the fund records a realized gain or loss equal to the difference between the value

40	|	DWS High Income Fund

of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2019, is included in a table following the Fund’s Investment Portfolio. For the period ended March 31, 2019, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $6,768,000 to $14,062,000 and the investment in forward currency contracts long vs. US dollars had a total contract value generally indicative of a range from approximately $0 to $857,000.

The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$128,066

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a)	Unrealized appreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (b)	$466,029

Each of the above derivatives is located in the following Statement of Operations accounts:

(b)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (c)	$26,581

The above derivative is located in the following Statement of Operations accounts:

(c)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

DWS High Income Fund	|	41

As of March 31, 2019, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Assets
BNP Paribas SA	$128,066	$—	$—	$128,066

C. Purchases and Sales of Securities

During the six months ended March 31, 2019, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $238,231,387 and $273,708,419, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

42	|	DWS High Income Fund

Under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund’s average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%

Accordingly, for the six months ended March 31, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.46% of the Fund’s average daily net assets.

For the period from October 1, 2018 through September 30, 2019, (through January 31, 2020 for Class R shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Class A	1.04%
Class T	1.04%
Class C	1.79%
Class R	1.29%
Class R6	.79%
Class S	.79%
Institutional Class	.79%

For the six months ended March 31, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class C	$5,478
Class R	393
$5,871

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable

DWS High Income Fund	|	43

monthly. For the six months ended March 31, 2019, the Administration Fee was $394,646, of which $68,115 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2019, the amounts charged to the Fund by DSC were as follows:

Service Provider Fees	Total Aggregated	Unpaid at March 31, 2019
Class A	$116,790	$41,669
Class T	11	4
Class C	4,688	3,968
Class R	33	5
Class R6	16	3
Class S	3,121	1,225
Institutional Class	1,317	453
	$125,976	$47,327

In addition, for the six months ended March 31, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$196,530
Class C	23,118
Class R	1,149
Class S	14,868
Institutional Class	37,336
$273,001

Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services agreement, DDI enters into related selling group agreements with various

44	|	DWS High Income Fund

firms at various rates for sales of Class C and Class R shares. For the six months ended March 31, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2019
Class C	$101,015	$16,401
Class R	1,224	212
	$102,239	$16,613

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2019	Annualized Rate
Class A	$759,908	$241,013	.23%
Class T	7	7	.15%
Class C	33,075	10,736	.25%
Class R	1,223	395	.25%
	$794,213	$252,151

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2019, aggregated $6,539.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2019, the CDSC for Class C shares aggregated $258. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended March 31, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,846, of which $8,560 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS High Income Fund	|	45

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended March 31, 2019, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $10,563.

E. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

46	|	DWS High Income Fund

F. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2019.

G. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	2,894,677	$13,229,869	14,312,364	$67,346,551
Class C	157,255	720,322	554,158	2,618,571
Class R	42,124	191,723	25,796	121,608
Class R6	10,487	47,730	—	—
Class S	1,874,156	8,521,273	4,835,317	22,953,731
Institutional Class	6,937,853	31,539,798	12,540,848	59,314,651
		$54,250,715		$152,355,112

Shares issued to shareholders in reinvestment of distributions
Class A	3,525,209	$16,070,317	7,022,610	$32,976,023
Class T	62	283	112	527
Class C	131,186	598,804	516,553	2,429,101
Class R	5,511	25,107	10,520	49,365
Class R6	382	1,750	521	2,447
Class S	125,294	572,282	303,383	1,428,368
Institutional Class	533,881	2,442,194	921,961	4,333,338
		$19,710,737		$41,219,169

DWS High Income Fund	|	47

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(14,203,028)	$(64,735,189)	(31,602,501)	$(148,712,715)
Class C	(1,264,586)	(5,775,631)	(8,746,744)	(40,943,977)
Class R	(30,049)	(137,341)	(62,643)	(292,809)
Class R6	(398)	(1,844)	—	—
Class S	(1,600,781)	(7,357,309)	(9,099,727)	(42,839,719)
Institutional Class	(3,007,906)	(13,760,662)	(13,510,049)	(63,671,404)
		$(91,767,976)		$(296,460,624)

Net increase (decrease)
Class A	(7,783,142)	$(35,435,003)	(10,267,527)	$(48,390,141)
Class T	62	283	112	527
Class C	(976,145)	(4,456,505)	(7,676,033)	(35,896,305)
Class R	17,586	79,489	(26,327)	(121,836)
Class R6	10,471	47,636	521	2,447
Class S	398,669	1,736,246	(3,961,027)	(18,457,620)
Institutional Class	4,463,828	20,221,330	(47,240)	(23,415)
		$(17,806,524)		$(102,886,343)

H. Payments by Affiliates

During the six months ended March 31, 2019, the Advisor agreed to reimburse the Fund $713 for losses incurred on trades executed incorrectly. The amount reimbursed was less than .01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

48	|	DWS High Income Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class C and Class R shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2018 to March 31, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS High Income Fund	|	49

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2019 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/19	$1,025.80	$1,023.30	$1,019.60	$1,021.70	$1,024.90	$1,024.30	$1,024.70
Expenses Paid per $1,000*	$4.85	$4.94	$9.01	$6.50	$3.43	$3.99	$3.63

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/19	$1,020.14	$1,020.04	$1,016.01	$1,018.50	$1,021.54	$1,020.99	$1,021.34
Expenses Paid per $1,000*	$4.84	$4.94	$9.00	$6.49	$3.43	$3.98	$3.63

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
DWS High Income Fund	.96%	.98%	1.79%	1.29%	.68%	.79%	.72%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

50	|	DWS High Income Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS High Income Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS High Income Fund	|	51

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2017.

52	|	DWS High Income Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund.

DWS High Income Fund	|	53

The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this

54	|	DWS High Income Fund

determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS High Income Fund	|	55

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

56	|	DWS High Income Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	KHYAX	KHYTX	KHYCX	KHYSX	KHYIX
CUSIP Number	25155T 668	25155T 312	25155T 643	25155T 106	25155T 635
Fund Number	008	1708	308	2308	513

For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access(800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at

https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R		Class R6
Nasdaq Symbol	KHYRX		KHYQX
CUSIP Number	25155T 205		25155T 460
Fund Number	1568		1600

DWS High Income Fund	|	57

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

58	|	DWS High Income Fund

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

DWS High Income Fund	|	59

Notes

Notes

Notes

Notes

DHIF-3

(R-027141-8 5/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	5/30/2019